License, research and consulting agreements (Details Textual)	3 Months Ended	12 Months Ended							12 Months Ended			0 Months Ended		12 Months Ended								1 Months Ended		12 Months Ended						0 Months Ended	12 Months Ended
	Mar. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Glaxo Smith Kline [Member] USD ($)	Dec. 31, 2007 Glaxo Smith Kline [Member] USD ($)	Dec. 31, 2004 Glaxo Smith Kline [Member] USD ($)	Dec. 31, 2013 Extension Financing [Member] USD ($)	Dec. 31, 2013 Coreg Sales [Member] USD ($)	Dec. 31, 2012 Coreg Sales [Member] USD ($)	Dec. 31, 2011 Coreg Sales [Member] USD ($)	Nov. 04, 2009 Wyeth Pharmaceuticals [Member] USD ($)	Sep. 02, 2008 Wyeth Pharmaceuticals [Member] USD ($)	Dec. 31, 2011 Wyeth Pharmaceuticals [Member] USD ($)	Dec. 31, 2013 Merck Serono [Member] USD ($)	Dec. 31, 2013 Merck Serono [Member] EUR (€)	Dec. 31, 2012 Merck Serono [Member] USD ($)	Dec. 31, 2011 Merck Serono [Member] USD ($)	Dec. 31, 2009 Merck Serono [Member] USD ($)	Dec. 31, 2009 Merck Serono [Member] EUR (€)	Dec. 31, 2007 Merck Serono [Member] USD ($)	Jun. 30, 2009 Baxter Healthcare Inc [Member] USD ($)	Jun. 30, 2009 Baxter Healthcare Inc [Member] EUR (€)	Dec. 31, 2011 Baxter Healthcare Inc [Member] USD ($)	Dec. 31, 2011 Pfizer Inc [Member] USD ($)	Dec. 31, 2013 Corning France and Corning Incorporated [Member] USD ($)	Dec. 31, 2012 Corning France and Corning Incorporated [Member] USD ($)	Dec. 31, 2011 Corning France and Corning Incorporated [Member] USD ($)	Feb. 12, 2014 Corning France and Corning Incorporated [Member] Subsequent Event [Member] USD ($)	Oct. 12, 2011 Eagle Pharmaceuticals Inc [Member] USD ($)	Dec. 31, 2013 Eagle Pharmaceuticals Inc [Member] USD ($)	Dec. 31, 2012 Eagle Pharmaceuticals Inc [Member] USD ($)	Oct. 12, 2011 Eagle Pharmaceuticals Inc [Member] EUR (€)
License, Research And Consulting Agreements [Line Items]
Proceeds from Royalties Received							$ 20,717,000		$ 6,807,000	$ 6,870,000	$ 8,210,000															$ 111,000	$ 152,000	$ 372,000
Supply Agreement, Acquisition Of Buildings and Fixtures					8,188,000
Supply Agreement, Acquisition Of Production Equipment					11,138,000
Other current liabilities		8,310,000	1,133,000		331,000			348,000
Other long-term liabilities		15,940,000	24,680,000		3,357,000			2,596,000
Supply Agreement, Total Funding						8,100,000
Development and License Agreement, Payment Triggered													500,000
Development and License Agreement, Payment On Exercise Of Option												1,000,000
Research and Development Revenues														75,000				2,398,000							18,000					345,000	31,600	659,000
Amortization	25,000													665,000			2,745,000	1,391,000						871,000								43,000
Up Front Payment																					2,700,000
Payment For Exercising The Option																			6,500,000	5,000,000
Maximum Milestone Payments Eligibility															53,000,000	41,000,000
Access Fee																						3,600,000	2,500,000
Milestone Payments Receivable																														1,200,000			900,000
License and Research and Development Revenues		6,525,000	5,877,000	4,808,000
Accelerated Amortization														425,000			1,426,000
Research and Product Development Agreement Termination																													$ 280,000